UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

New Perspective Fund

[photo of an LED display showing currency exchange rates]

Semi-annual report for the six months ended March 31, 2009

New Perspective Fund® seeks long-term growth of capital through investments in common stocks of companies located around the world. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–41.29%	–1.40%	2.19%

The total annual fund operating expense ratio was 0.79% for Class A shares for the 12 months ended March 31, 2009. This figure does not relect the fee waiver described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 27 for details.

Results for other share classes can be found on page 4.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of an LED display showing currency exchange rates]

Fellow shareholders:

The six months ended March 31, 2009, saw severe economic and market volatility worldwide as the credit crisis imperiled financial systems in many countries. Business conditions worsened, unemployment rose, and consumer spending and confidence deteriorated.

The market slide was steepest in October and November 2008 after the failure of Lehman Brothers accelerated the credit crisis and precipitated a wholesale reconfiguring of the U.S. financial industry landscape. The selloff abated toward year-end only to restart in January, with U.S. markets eventually falling below the lows reached in November.

In an attempt to encourage lending and jumpstart their economies, many governments and central banks around the world reduced interest rates and unveiled a host of programs involving major cash outlays.

As the period drew to a close, some investors saw reason for optimism in improved housing and consumer spending data, and markets trended upward.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2009, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 3/13/73)
New Perspective Fund
(Class A shares)	–25.5%	–37.7%	–0.2%	2.8%	11.7%

MSCI indexes*:
World Index	–30.9	–42.2	–3.0	–1.8	8.2
USA Index	–30.4	–37.9	–4.5	–3.3	8.7

Lipper Global Funds Average†	–28.9	–41.2	–3.1	0.0	10.5

*The indexes are unmanaged.
† Source: Lipper. Averages are based on total return and do not reflect the effects of sales charges.
New Perspective’s returns do not include sales charges.
[End Sidebar]

Against this very difficult backdrop, shares of New Perspective Fund fell 25.5% during the six months ended March 31, 2009, for those shareholders who reinvested the 55.1 cents a share dividend and the $1.58 capital gain distribution paid in December 2008. The fund’s return, while disappointing, topped its key benchmarks. The unmanaged MSCI World Index, which measures equity markets in 23 countries, experienced a loss of 30.9%. The Lipper Global Funds Average, a measure of the fund’s category peers, fared only slightly better, dropping 28.9%.

It’s during times like these that maintaining a long-term perspective can be most challenging. Yet it’s an approach we advocate in good times and bad. And while the one-, five- and 10-year figures in the table on page 1 may offer little comfort, lifetime results for the fund and its benchmarks provide a more comprehensive historical perspective.

All countries and regions down

With almost every country and region around the globe facing some combination of economic problems, nearly all major indexes fell. In the U.S., stocks dropped 30.4%*. Overseas, European equities tumbled 33.9%. Japanese stocks dipped 24.1%, as did indexes in Korea (–26.5%), Australia (–27.7%), Hong Kong (–19.1%), Canada (–35.3%) and Brazil (–29.3%).

*Unless otherwise indicated, country returns are based on MSCI indexes and measured in dollars with gross dividends reinvested.

Economic uncertainty generally adds to demand for investments perceived as relatively safe by many investors. One such safe haven was the U.S. dollar, which saw its value increase relative to all major currencies but the Japanese yen. This trimmed fund results as our investments in companies outside the U.S. generally lost value when translated back into U.S. currency.

Top 10 holdings reveal period’s difficulty

While the fund fell less than its key benchmarks, the severity and breadth of the global downturn left virtually no sector untouched. A review of results for the fund’s 10 largest holdings underscores the difficulty of the conditions.

Microsoft (–31.2%), Cisco Systems (–25.7%), Honda Motor (–19.5%), Google (–13.1%), Barrick Gold (–11.8%), Oracle (–11.0%) and pharmaceutical manufacturer Novo Nordisk (–6.4%) all lost ground. Newmont Mining was among the few bright spots, rising 15.5% for the period.

In the face of such declines, it’s important to note that each investment we make is based on thorough research and remains part of the portfolio provided one or more of the fund’s investment professionals retain conviction in it. Losses alone don’t prompt us to sell. For example, despite Brazilian oil giant Petrobras suffering a 31.2% loss — largely due to sharply declining oil prices — we believe the long-term consumption trend for oil, along with the company’s management and enviable position in deepwater exploration continue to make it an attractive holding.

Moreover, challenging periods may actually create excellent opportunities for us to up our stakes in companies we strongly believe in. Consider Samsung Electronics (–9.6%) which, during the six-month period, joined the fund’s top 10 holdings. This investment held up better than the broader market despite the fact that the company is domiciled in Korea where conditions are tough and the weakening currency dampened returns for dollar-based investors. We added to our position significantly as the weaker currency actually increased its competitiveness, and its financial strength caused us to continue investing through the downturn. We believe Samsung is well positioned and remains a good investment opportunity.

One company at a time

We draw attention to Petrobras and Samsung not because they are unique, but rather to emphasize that behind every holding is an investment thesis borne of thorough research.

While this research-driven, bottom-up approach to company analysis did not spare us the pain of the downturn, our belief in its primacy remains steadfast. Indeed we are redoubling our research efforts — retesting many of our assumptions and augmenting the analytical methods that have served us well in the past. The volatile economic environment demands nothing less as many time-honored metrics such as earnings and valuation ratios become elusive and difficult to calculate with markets in flux. Our ability to perform effective analysis in rapidly changing conditions hinges on the global scale of our research effort as well as the experience and know-how of the fund’s investment professionals.

The conditions of the past year have driven home the fact that investing always involves uncertainty and necessitates some tolerance for risk. But we believe that amid the uncertainty of the present moment there exist exciting investment opportunities for those with the research resources to uncover them and the patience to see them bear fruit.

We thank you for your commitment to long-term investing.

Sincerely,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Robert W. Lovelace

Robert W. Lovelace
President

May 7, 2009

For current information about the fund, visit americanfunds.com.

Other share class results

Classes B, C, F and 529
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009:

	1 year	5 years	Life of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–40.98%	–1.28%	–0.96%
Not reflecting CDSC	–38.19	–0.99	–0.96

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–38.74	–1.04	0.84
Not reflecting CDSC	–38.18	–1.04	0.84

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–37.70	–0.24	1.65

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–33.86	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–41.32	–1.48	1.77
Not reflecting maximum sales charge	–37.73	–0.30	2.61

Class 529-B shares[1,4] — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–41.04	–1.41	1.75
Not reflecting CDSC	–38.25	–1.12	1.75

Class 529-C shares[4] — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–38.78	–1.11	1.76
Not reflecting CDSC	–38.23	–1.11	1.76

Class 529-E shares[2,4] — first sold 3/1/02	–37.93	–0.61	2.01

Class 529-F-1 shares[2,4] — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–37.62	–0.16	5.75

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 27 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, March 31, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Information technology	22.69%
Health care	11.55
Consumer staples	10.81
Materials	8.96
Energy	8.03
Other industries	30.76
Rights	0.01
Bonds & notes	0.50
Preferred stocks	0.10
Short-term securities & other assets less liabilities	6.59
[end pie chart]

Country diversification (percent of net assets)

United States	35.7%
Euro zone*	21.1
United Kingdom	5.6
Japan	5.3
Switzerland	5.1
Canada	4.0
Brazil	2.6
Denmark	2.4
Taiwan	2.2
Other Countries	9.4
Short-term securities & other assets less liabilities	6.6

*Countries using the euro as a common currency: those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, and Spain.

			Percent
		Value	of net
Common stocks - 92.80%	Shares	(000)	assets

Information technology - 22.69%
Microsoft Corp.	48,671,800	$894,101	2.94%
Cisco Systems, Inc. (1)	38,905,100	652,439	2.14
Samsung Electronics Co., Ltd. (2)	1,409,950	586,972	1.93
Oracle Corp. (1)	26,878,500	485,694	1.60
Google Inc., Class A (1)	1,344,000	467,793	1.54
EMC Corp. (1)	36,125,000	411,825	1.36
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	240,254,799	365,967	1.29
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,074,974	27,521
Yahoo! Inc. (1)	26,334,000	337,339	1.11
ASML Holding NV (2)	12,408,444	219,332	1.06
ASML Holding NV (New York registered)	5,887,111	103,083
SAP AG (2)	4,621,213	163,876	.98
SAP AG (ADR)	3,775,000	133,220
Apple Inc. (1)	2,530,000	265,954	.88
Texas Instruments Inc.	14,360,000	237,084	.78
Corning Inc.	14,000,000	185,780	.61
Other securities		1,358,875	4.47
		6,896,855	22.69

Health care - 11.55%
Novo Nordisk A/S, Class B (2)	14,081,750	674,841	2.22
Bayer AG, non-registered shares (2)	9,698,000	463,932	1.53
Roche Holding AG (2)	3,368,100	461,651	1.52
Novartis AG (2)	6,043,000	227,706	.75
Johnson & Johnson	3,900,000	205,140	.67
UCB SA (2)	6,309,931	185,848	.61
Other securities		1,293,881	4.25
		3,512,999	11.55

Consumer staples - 10.81%
Tesco PLC (2)	62,946,011	300,807	.99
Nestlé SA (2)	8,715,000	294,507	.97
Coca-Cola Co.	6,500,000	285,675	.94
Anheuser-Busch InBev NV (2)	9,333,700	257,366	.85
Anheuser-Busch InBev NV (1) (2)	5,006,400	20
Pernod Ricard Co. (2)	3,812,200	212,770	.70
Diageo PLC (2)	18,708,000	210,925	.69
SABMiller PLC (2)	14,120,508	210,231	.69
Beiersdorf AG (2)	4,415,000	198,250	.65
Unilever NV, depository receipts (2)	9,530,000	188,132	.62
Other securities		1,128,664	3.71
		3,287,347	10.81

Materials - 8.96%
Barrick Gold Corp.	22,710,000	736,258	2.42
Newmont Mining Corp.	13,750,000	615,450	2.02
Monsanto Co.	2,455,100	204,019	.67
Gold Fields Ltd. (2)	17,000,000	192,134	.63
Other securities		976,772	3.22
		2,724,633	8.96

Energy - 8.03%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	14,457,366	440,516	1.78
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	4,000,000	98,000
Petróleo Brasileiro SA - Petrobras, preferred nominative	160,000	1,984
TOTAL SA (2)	7,433,900	368,163	1.21
Reliance Industries Ltd. (2)	6,299,500	188,945	.62
Other securities		1,342,428	4.42
		2,440,036	8.03

Consumer discretionary - 6.66%
Honda Motor Co., Ltd. (2)	20,675,500	494,870	1.63
Toyota Motor Corp. (2)	9,890,000	317,312	1.04
Other securities		1,212,493	3.99
		2,024,675	6.66

Industrials - 6.61%
Schneider Electric SA (2)	3,721,000	246,698	.81
United Technologies Corp.	5,030,000	216,189	.71
United Parcel Service, Inc., Class B	4,257,000	209,530	.69
Other securities		1,336,829	4.40
		2,009,246	6.61

Financials - 6.57%
JPMorgan Chase & Co.	12,875,000	342,217	1.13
ACE Ltd.	6,165,000	249,066	.82
Other securities		1,404,750	4.62
		1,996,033	6.57

Telecommunication services - 4.19%
Koninklijke KPN NV (2)	30,834,850	411,774	1.36
Telefónica, SA (2)	16,979,500	338,630	1.11
América Móvil, SAB de CV, Series L (ADR)	8,327,900	225,519	.89
América Móvil, SAB de CV, Series L	32,750,000	44,672
Other securities		254,182	.83
		1,274,777	4.19

Utilities - 2.28%
GDF Suez (2)	9,163,357	314,606	1.04
Other securities		377,563	1.24
		692,169	2.28

Miscellaneous - 4.45%
Other common stocks in initial period of acquisition		1,353,415	4.45

Total common stocks (cost: $33,743,973,000)		28,212,185	92.80

			Percent
		Value	of net
Preferred stocks - 0.10%		(000)	assets
Financials - 0.10%
Other securities		$29,855	.10%

Total preferred stocks (cost: $34,540,000)		29,855	.10

			Percent
		Value	of net
Rights - 0.01%		(000)	assets
Miscellaneous - 0.01%
Other rights in initial period of acquisition		$2,950	.01

Total rights (cost: $0)		2,950	.01

			Percent
		Value	of net
Bonds & notes - 0.50%		(000)	assets
Other - 0.50%
Other securities		$150,698	.50

Total bonds & notes (cost: $141,164,000)		150,698	.50

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.43%	(000)	(000)	assets
Freddie Mac 0.20%-1.35% due 4/1-10/13/2009	$466,050	$465,570	1.53%
Fannie Mae 0.308%-2.20% due 4/1-8/24/2009	369,800	369,476	1.22
U.S. Treasury Bills 0.325%-0.67% due 6/4-11/19/2009	245,380	245,116	.81
Federal Home Loan Bank 0.32%-1.20% due 4/8-10/19/2009	228,900	228,660	.75
Nestlé Capital Corp. 0.45% due 6/17/2009 (3)	50,000	49,971	.16
Jupiter Securitization Co., LLC 0.40% due 4/17/2009 (3)	49,000	48,991	.16
Other securities		547,128	1.80
Total short-term securities (cost: $1,954,306,000)		1,954,912	6.43

Total investment securities (cost: $35,873,983,000)		30,350,600	99.84
Other assets less liabilities		49,818	.16

Net assets		$30,400,418	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/09 (000)
UAL Corp. (1)	-	8,350,000	-	8,350,000	$-	$37,408
Citizen Holdings Co., Ltd. (4)	24,560,200	160,000	24,720,200	-	-	-
Michael Page International PLC (4)	18,089,000	-	2,434,000	15,655,000	-	-
Yamaha Corp.(4)	11,769,500	1,051,600	12,821,100	-	-	-

					$-	$37,408

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $14,308,974,000, which represented 47.07% of the net assets of the fund.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $255,205,000, which represented .84% of the net assets of the fund.

(4) Unaffiliated issuer at 3/31/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $35,814,336)	$30,313,192
Affiliated issuer (cost: $59,647)	37,408	$30,350,600
Cash denominated in currencies other than U.S. dollars (cost: $1,012)		1,017
Cash		138
Receivables for:
Sales of investments	3,192
Sales of fund's shares	22,717
Dividends and interest	93,108	119,017
		30,470,772
Liabilities:
Payables for:
Purchases of investments	11,133
Repurchases of fund's shares	34,639
Investment advisory services	9,775
Services provided by affiliates	11,868
Directors' deferred compensation	2,487
Other	452	70,354
Net assets at March 31, 2009		$30,400,418

Net assets consist of:
Capital paid in on shares of capital stock		$38,799,504
Undistributed net investment income		69,765
Accumulated net realized loss		(2,944,547)
Net unrealized depreciation		(5,524,304)
Net assets at March 31, 2009		$30,400,418

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 3,000,000 shares, $.001 par value (1,738,746 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$23,538,079	1,342,913	$17.53
Class B	836,616	48,492	17.25
Class C	986,504	57,667	17.11
Class F-1	634,882	36,368	17.46
Class F-2	24,696	1,409	17.53
Class 529-A	547,730	31,461	17.41
Class 529-B	79,650	4,636	17.18
Class 529-C	142,171	8,286	17.16
Class 529-E	30,825	1,783	17.29
Class 529-F-1	10,121	582	17.38
Class R-1	34,416	2,018	17.05
Class R-2	375,140	21,900	17.13
Class R-3	753,849	43,653	17.27
Class R-4	553,805	31,862	17.38
Class R-5	1,851,934	105,716	17.52

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $18.60 and $18.47, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $19,319)	$307,791
Interest	33,001	$340,792

Fees and expenses*:
Investment advisory services	65,031
Distribution services	46,595
Transfer agent services	24,451
Administrative services	5,952
Reports to shareholders	1,753
Registration statement and prospectus	658
Directors' compensation	(914)
Auditing and legal	36
Custodian	1,784
State and local taxes	525
Other	1,594
Total fees and expenses before waiver	147,465
Less investment advisory services waiver	3,471
Total fees and expenses after waiver		143,994
Net investment income		196,798

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on:
Investments (including $278,324 net loss from affiliates)	(2,904,881)
Currency transactions	(108)	(2,904,989)
Net unrealized depreciation on:
Investments	(9,031,326)
Currency translations	(742)	(9,032,068)
Net realized loss and
unrealized depreciation
on investments and currency		(11,937,057)
Net decrease in net assets resulting from operations
		$(11,740,259)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,	Year ended September 30,
	2009 *	2008
Operations:
Net investment income	$196,798	$1,186,554
Net realized (loss) gain on investments
and currency transactions	(2,904,989)	3,063,517
Net unrealized depreciation on investments
and currency translations	(9,032,068)	(17,957,607)
Net decrease in net assets resulting from operations	(11,740,259)	(13,707,536)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(877,565)	(1,092,734)
Distributions from net realized gain on investments	(2,599,443)	(3,792,245)
Total dividends and distributions paid to shareholders	(3,477,008)	(4,884,979)

Net capital share transactions	(560,858)	3,356,413

Total decrease in net assets	(15,778,125)	(15,236,102)

Net assets:
Beginning of period	46,178,543	61,414,645
End of period (including undistributed
net investment income: $69,765 and $750,532, respectively)	$30,400,418	$46,178,543

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – New Perspective Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

*Effective April 21, 2009, Classes B and 529-B will not be available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in securities outside the U.S. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2008, the fund had tax basis undistributed ordinary income of $782,376,000, currency loss deferrals (realized during the period November 1, 2007, through September 30, 2008) of $10,925,000 and undistributed long-term capital gains of $2,599,322,000.

As of March 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$3,449,706
Gross unrealized depreciation on investment securities	(9,001,886)
Net unrealized depreciation on investment securities	(5,552,180)
Cost of investment securities	35,902,780

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2009			Year ended September 30, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$705,785	$2,025,130	$2,730,915	$897,220	$3,015,985	$3,913,205
Class B	14,483	76,531	91,014	23,412	128,409	151,821
Class C	17,395	88,514	105,909	23,596	129,448	153,044
Class F-1	19,970	57,311	77,281	22,822	76,715	99,537
Class F-2*	754	2,039	2,793	-	-	-
Class 529-A	15,423	44,674	60,097	15,792	54,539	70,331
Class 529-B	1,362	6,716	8,078	1,499	8,761	10,260
Class 529-C	2,458	11,811	14,269	2,584	14,692	17,276
Class 529-E	747	2,530	3,277	773	3,139	3,912
Class 529-F-1	307	802	1,109	294	919	1,213
Class R-1	628	2,756	3,384	610	3,239	3,849
Class R-2	6,455	31,183	37,638	7,234	40,568	47,802
Class R-3	18,231	61,419	79,650	19,650	78,957	98,607
Class R-4	15,580	43,790	59,370	14,444	49,716	64,160
Class R-5	57,987	144,237	202,224	62,804	187,158	249,962
Total	$877,565	$2,599,443	$3,477,008	$1,092,734	$3,792,245	$4,884,979

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.360% on such assets in excess of $55 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended March 31, 2009, total investment advisory services fees waived by CRMC were $3,471,000. As a result, the fee shown on the accompanying financial statements of $65,031,000, which was equivalent to an annualized rate of 0.394%, was reduced to $61,560,000, or 0.373% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$29,541	$23,616	Not applicable	Not applicable	Not applicable
Class B	4,718	835	Not applicable	Not applicable	Not applicable
Class C	5,454	Included in administrative services	$819	$170	Not applicable
Class F-1	892		493	62	Not applicable
Class F-2	Not applicable		12	1	Not applicable
Class 529-A	568		362	70	$281
Class 529-B	413		53	20	41
Class 529-C	724		94	32	73
Class 529-E	79		20	4	16
Class 529-F-1	-		7	1	5
Class R-1	170		21	10	Not applicable
Class R-2	1,438		287	820	Not applicable
Class R-3	1,922		576	262	Not applicable
Class R-4	676		405	12	Not applicable
Class R-5	Not applicable		918	5	Not applicable
Total	$46,595	$24,451	$4,067	$1,469	$416

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(914,000), shown on the accompanying financial statements, includes $237,000 in current fees (either paid in cash or deferred) and a net decrease of $1,151,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

Investment securities
Level 1 - Quoted prices	$13,963,617
Level 2 - Other significant observable inputs	16,386,983	(*)
Level 3 - Significant unobservable inputs	-
Total	$30,350,600

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $14,251,517,000 of investment securities were classified as Level 2 instead of Level 1.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2009
Class A	$1,355,805	71,201	$2,611,997	143,991	$(4,864,992)	(256,219)	$(897,190)	(41,027)
Class B	31,760	1,704	88,765	4,962	(205,503)	(11,115)	(84,978)	(4,449)
Class C	88,351	4,729	102,086	5,755	(252,870)	(13,706)	(62,433)	(3,222)
Class F-1	166,418	8,444	69,700	3,857	(290,974)	(15,399)	(54,856)	(3,098)
Class F-2	23,753	1,223	2,264	125	(14,377)	(766)	11,640	582
Class 529-A	44,338	2,356	60,076	3,333	(44,744)	(2,428)	59,670	3,261
Class 529-B	3,847	208	8,077	453	(5,801)	(316)	6,123	345
Class 529-C	13,506	737	14,263	801	(13,666)	(746)	14,103	792
Class 529-E	2,687	146	3,275	183	(2,662)	(145)	3,300	184
Class 529-F-1	2,012	107	1,107	62	(1,588)	(87)	1,531	82
Class R-1	8,663	471	3,377	191	(6,654)	(357)	5,386	305
Class R-2	66,721	3,640	37,582	2,115	(67,655)	(3,682)	36,648	2,073
Class R-3	127,733	6,835	79,627	4,451	(119,085)	(6,466)	88,275	4,820
Class R-4	115,676	6,155	59,280	3,295	(81,149)	(4,364)	93,807	5,086
Class R-5	237,426	12,703	198,643	10,969	(217,953)	(11,363)	218,116	12,309
Total net increase
(decrease)	$2,288,696	120,659	$3,340,119	184,543	$(6,189,673)	(327,159)	$(560,858)	(21,957)

Year ended September 30, 2008
Class A	$4,155,609	127,992	$3,736,183	108,045	$(5,987,854)	(188,169)	$1,903,938	47,868
Class B	124,193	3,894	147,509	4,338	(379,705)	(12,334)	(108,003)	(4,102)
Class C	314,235	9,874	147,455	4,366	(299,512)	(9,779)	162,178	4,461
Class F-1	448,541	13,978	87,026	2,525	(315,695)	(10,144)	219,872	6,359
Class F-2†	22,536	833	-	-	(170)	(6)	22,366	827
Class 529-A	149,825	4,643	70,324	2,045	(64,314)	(2,029)	155,835	4,659
Class 529-B	13,582	427	10,258	302	(8,251)	(265)	15,589	464
Class 529-C	43,528	1,367	17,269	509	(22,080)	(708)	38,717	1,168
Class 529-E	7,660	240	3,910	114	(3,727)	(118)	7,843	236
Class 529-F-1	4,619	143	1,212	35	(2,050)	(63)	3,781	115
Class R-1	23,320	742	3,832	114	(15,935)	(523)	11,217	333
Class R-2	189,818	6,022	47,786	1,411	(174,514)	(5,520)	63,090	1,913
Class R-3	382,987	11,960	98,562	2,888	(328,814)	(10,321)	152,735	4,527
Class R-4	374,055	11,574	64,110	1,866	(234,997)	(7,350)	203,168	6,090
Class R-5	665,313	20,190	245,433	7,096	(406,659)	(13,013)	504,087	14,273
Total net increase
(decrease)	$6,919,821	213,879	$4,680,869	135,654	$(8,244,277)	(260,342)	$3,356,413	89,191

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,935,620,000 and $6,487,523,000, respectively, during the six months ended March 31, 2009.

Financial highlights(1)

			(Loss) Income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (3)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers(5)		Ratio of net income to average net assets(3)(5)

Class A:	Six months ended 3/31/2009(6)	$26.30	$.12	$(6.76)	$(6.64)	$(.55)	$(1.58)	$(2.13)	$17.53	(25.51)%	$23,538	.84	%(7)	.82	%(7)	1.24	%(7)
	Year ended 9/30/2008	36.83	.69	(8.27)	(7.58)	(.68)	(2.27)	(2.95)	26.30	(22.51)	36,398	.75		.71		2.14
	Year ended 9/30/2007	31.73	.48	7.18	7.66	(.50)	(2.06)	(2.56)	36.83	25.46	49,213	.74		.70		1.44
	Year ended 9/30/2006	29.53	.49	3.93	4.42	(.40)	(1.82)	(2.22)	31.73	15.80	40,517	.75		.71		1.63
	Year ended 9/30/2005	24.91	.37	4.51	4.88	(.26)	-	(.26)	29.53	19.68	35,342	.77		.74		1.36
	Year ended 9/30/2004	21.33	.23	3.53	3.76	(.18)	-	(.18)	24.91	17.65	30,011	.78		.78		.93

Class B:	Six months ended 3/31/2009(6)	25.70	.04	(6.61)	(6.57)	(.30)	(1.58)	(1.88)	17.25	(25.82)	836	1.60	(7)	1.58	(7)	.47	(7)
	Year ended 9/30/2008	36.06	.44	(8.12)	(7.68)	(.41)	(2.27)	(2.68)	25.70	(23.11)	1,361	1.51		1.47		1.38
	Year ended 9/30/2007	31.12	.22	7.04	7.26	(.26)	(2.06)	(2.32)	36.06	24.55	2,057	1.50		1.47		.68
	Year ended 9/30/2006	29.01	.25	3.87	4.12	(.19)	(1.82)	(2.01)	31.12	14.89	1,714	1.52		1.48		.86
	Year ended 9/30/2005	24.50	.16	4.43	4.59	(.08)	-	(.08)	29.01	18.76	1,493	1.54		1.51		.60
	Year ended 9/30/2004	21.02	.04	3.48	3.52	(.04)	-	(.04)	24.50	16.77	1,212	1.55		1.55		.18

Class C:	Six months ended 3/31/2009(6)	25.52	.04	(6.56)	(6.52)	(.31)	(1.58)	(1.89)	17.11	(25.81)	986	1.61	(7)	1.59	(7)	.47	(7)
	Year ended 9/30/2008	35.84	.42	(8.06)	(7.64)	(.41)	(2.27)	(2.68)	25.52	(23.14)	1,554	1.55		1.51		1.33
	Year ended 9/30/2007	30.96	.21	6.99	7.20	(.26)	(2.06)	(2.32)	35.84	24.47	2,022	1.56		1.52		.63
	Year ended 9/30/2006	28.88	.24	3.84	4.08	(.18)	(1.82)	(2.00)	30.96	14.84	1,526	1.59		1.55		.80
	Year ended 9/30/2005	24.41	.15	4.40	4.55	(.08)	-	(.08)	28.88	18.67	1,197	1.60		1.57		.55
	Year ended 9/30/2004	20.97	.03	3.47	3.50	(.06)	-	(.06)	24.41	16.70	868	1.61		1.61		.14

Class F-1:	Six months ended 3/31/2009(6)	26.20	.12	(6.73)	(6.61)	(.55)	(1.58)	(2.13)	17.46	(25.50)	635	.82	(7)	.80	(7)	1.27	(7)
	Year ended 9/30/2008	36.71	.68	(8.24)	(7.56)	(.68)	(2.27)	(2.95)	26.20	(22.53)	1,034	.76		.72		2.12
	Year ended 9/30/2007	31.64	.48	7.15	7.63	(.50)	(2.06)	(2.56)	36.71	25.49	1,215	.75		.71		1.44
	Year ended 9/30/2006	29.44	.49	3.91	4.40	(.38)	(1.82)	(2.20)	31.64	15.77	932	.76		.72		1.62
	Year ended 9/30/2005	24.84	.36	4.49	4.85	(.25)	-	(.25)	29.44	19.62	786	.82		.79		1.32
	Year ended 9/30/2004	21.29	.22	3.52	3.74	(.19)	-	(.19)	24.84	17.59	635	.84		.84		.91

Class F-2:	Six months ended 3/31/2009(6)	26.31	.15	(6.76)	(6.61)	(.59)	(1.58)	(2.17)	17.53	(25.41)	25	.54	(7)	.52	(7)	1.56	(7)
	Period from 8/1/2008 to 9/30/2008	29.67	.08	(3.44)	(3.36)	-	-	-	26.31	(11.32)	22	.09		.08		.32

Class 529-A:	Six months ended 3/31/2009(6)	26.14	.11	(6.71)	(6.60)	(.55)	(1.58)	(2.13)	17.41	(25.54)	548	.88	(7)	.86	(7)	1.21	(7)
	Year ended 9/30/2008	36.63	.66	(8.22)	(7.56)	(.66)	(2.27)	(2.93)	26.14	(22.57)	737	.82		.78		2.07
	Year ended 9/30/2007	31.59	.46	7.13	7.59	(.49)	(2.06)	(2.55)	36.63	25.38	862	.82		.78		1.38
	Year ended 9/30/2006	29.41	.48	3.91	4.39	(.39)	(1.82)	(2.21)	31.59	15.72	593	.81		.77		1.59
	Year ended 9/30/2005	24.83	.36	4.47	4.83	(.25)	-	(.25)	29.41	19.55	427	.85		.82		1.31
	Year ended 9/30/2004	21.29	.22	3.51	3.73	(.19)	-	(.19)	24.83	17.57	267	.86		.86		.90

Class 529-B:	Six months ended 3/31/2009(6)	25.64	.04	(6.60)	(6.56)	(.32)	(1.58)	(1.90)	17.18	(25.84)	80	1.70	(7)	1.68	(7)	.39	(7)
	Year ended 9/30/2008	36.00	.40	(8.10)	(7.70)	(.39)	(2.27)	(2.66)	25.64	(23.20)	110	1.62		1.58		1.26
	Year ended 9/30/2007	31.09	.19	7.02	7.21	(.24)	(2.06)	(2.30)	36.00	24.40	138	1.63		1.59		.57
	Year ended 9/30/2006	28.99	.22	3.86	4.08	(.16)	(1.82)	(1.98)	31.09	14.77	103	1.65		1.61		.74
	Year ended 9/30/2005	24.51	.12	4.42	4.54	(.06)	-	(.06)	28.99	18.54	81	1.71		1.68		.44
	Year ended 9/30/2004	21.07	_ (8)	3.48	3.48	(.04)	-	(.04)	24.51	16.53	56	1.74		1.74		.01

Class 529-C:	Six months ended 3/31/2009(6)	25.62	.04	(6.59)	(6.55)	(.33)	(1.58)	(1.91)	17.16	(25.83)	142	1.70	(7)	1.67	(7)	.40	(7)
	Year ended 9/30/2008	35.98	.40	(8.09)	(7.69)	(.40)	(2.27)	(2.67)	25.62	(23.19)	192	1.62		1.58		1.27
	Year ended 9/30/2007	31.08	.19	7.03	7.22	(.26)	(2.06)	(2.32)	35.98	24.42	228	1.62		1.58		.58
	Year ended 9/30/2006	28.99	.23	3.85	4.08	(.17)	(1.82)	(1.99)	31.08	14.74	159	1.64		1.60		.76
	Year ended 9/30/2005	24.51	.13	4.42	4.55	(.07)	-	(.07)	28.99	18.62	117	1.70		1.67		.46
	Year ended 9/30/2004	21.07	.01	3.48	3.49	(.05)	-	(.05)	24.51	16.56	75	1.73		1.72		.03

Class 529-E:	Six months ended 3/31/2009(6)	25.91	.09	(6.66)	(6.57)	(.47)	(1.58)	(2.05)	17.29	(25.64)	31	1.18	(7)	1.16	(7)	.92	(7)
	Year ended 9/30/2008	36.34	.57	(8.17)	(7.60)	(.56)	(2.27)	(2.83)	25.91	(22.80)	41	1.11		1.07		1.78
	Year ended 9/30/2007	31.36	.36	7.08	7.44	(.40)	(2.06)	(2.46)	36.34	25.02	50	1.11		1.08		1.09
	Year ended 9/30/2006	29.22	.38	3.89	4.27	(.31)	(1.82)	(2.13)	31.36	15.36	35	1.12		1.08		1.27
	Year ended 9/30/2005	24.69	.27	4.44	4.71	(.18)	-	(.18)	29.22	19.16	26	1.18		1.15		.99
	Year ended 9/30/2004	21.19	.13	3.50	3.63	(.13)	-	(.13)	24.69	17.17	16	1.20		1.20		.56

Class 529-F-1:	Six months ended 3/31/2009(6)	$26.15	$.13	$(6.71)	$(6.58)	$(.61)	$(1.58)	$(2.19)	$17.38	(25.45)%	$10	.68	%(7)	.66	%(7)	1.42	%(7)
	Year ended 9/30/2008	36.64	.73	(8.23)	(7.50)	(.72)	(2.27)	(2.99)	26.15	(22.41)	13	.61		.57		2.27
	Year ended 9/30/2007	31.59	.53	7.13	7.66	(.55)	(2.06)	(2.61)	36.64	25.65	14	.61		.58		1.59
	Year ended 9/30/2006	29.39	.55	3.88	4.43	(.41)	(1.82)	(2.23)	31.59	15.91	10	.62		.58		1.82
	Year ended 9/30/2005	24.80	.37	4.46	4.83	(.24)	-	(.24)	29.39	19.58	5	.82		.79		1.35
	Year ended 9/30/2004	21.28	.21	3.51	3.72	(.20)	-	(.20)	24.80	17.50	3	.95		.95		.84

Class R-1:	Six months ended 3/31/2009(6)	25.51	.05	(6.57)	(6.52)	(.36)	(1.58)	(1.94)	17.05	(25.83)	34	1.60	(7)	1.58	(7)	.51	(7)
	Year ended 9/30/2008	35.83	.42	(8.04)	(7.62)	(.43)	(2.27)	(2.70)	25.51	(23.12)	44	1.54		1.50		1.35
	Year ended 9/30/2007	31.00	.22	6.98	7.20	(.31)	(2.06)	(2.37)	35.83	24.45	49	1.58		1.54		.66
	Year ended 9/30/2006	28.95	.25	3.85	4.10	(.23)	(1.82)	(2.05)	31.00	14.89	29	1.59		1.55		.85
	Year ended 9/30/2005	24.48	.16	4.41	4.57	(.10)	-	(.10)	28.95	18.63	16	1.66		1.59		.57
	Year ended 9/30/2004	21.08	.04	3.47	3.51	(.11)	-	(.11)	24.48	16.71	8	1.69		1.63		.16

Class R-2:	Six months ended 3/31/2009(6)	25.58	.03	(6.57)	(6.54)	(.33)	(1.58)	(1.91)	17.13	(25.84)	375	1.75	(7)	1.72	(7)	.35	(7)
	Year ended 9/30/2008	35.93	.41	(8.09)	(7.68)	(.40)	(2.27)	(2.67)	25.58	(23.19)	507	1.59		1.55		1.30
	Year ended 9/30/2007	31.05	.21	7.00	7.21	(.27)	(2.06)	(2.33)	35.93	24.45	644	1.60		1.53		.63
	Year ended 9/30/2006	28.98	.24	3.85	4.09	(.20)	(1.82)	(2.02)	31.05	14.83	465	1.67		1.54		.82
	Year ended 9/30/2005	24.52	.16	4.41	4.57	(.11)	-	(.11)	28.98	18.69	335	1.76		1.56		.59
	Year ended 9/30/2004	21.10	.05	3.48	3.53	(.11)	-	(.11)	24.52	16.74	198	1.88		1.59		.20

Class R-3:	Six months ended 3/31/2009(6)	25.88	.09	(6.65)	(6.56)	(.47)	(1.58)	(2.05)	17.27	(25.62)	754	1.14	(7)	1.12	(7)	.96	(7)
	Year ended 9/30/2008	36.30	.57	(8.16)	(7.59)	(.56)	(2.27)	(2.83)	25.88	(22.79)	1,005	1.09		1.05		1.79
	Year ended 9/30/2007	31.33	.36	7.07	7.43	(.40)	(2.06)	(2.46)	36.30	25.03	1,245	1.10		1.06		1.11
	Year ended 9/30/2006	29.20	.39	3.88	4.27	(.32)	(1.82)	(2.14)	31.33	15.36	890	1.10		1.06		1.29
	Year ended 9/30/2005	24.67	.29	4.45	4.74	(.21)	-	(.21)	29.20	19.31	665	1.10		1.07		1.07
	Year ended 9/30/2004	21.19	.15	3.49	3.64	(.16)	-	(.16)	24.67	17.19	397	1.18		1.18		.62

Class R-4:	Six months ended 3/31/2009(6)	26.12	.12	(6.72)	(6.60)	(.56)	(1.58)	(2.14)	17.38	(25.53)	554	.82	(7)	.80	(7)	1.28	(7)
	Year ended 9/30/2008	36.59	.67	(8.21)	(7.54)	(.66)	(2.27)	(2.93)	26.12	(22.53)	699	.79		.75		2.09
	Year ended 9/30/2007	31.54	.46	7.13	7.59	(.48)	(2.06)	(2.54)	36.59	25.40	757	.81		.77		1.36
	Year ended 9/30/2006	29.37	.48	3.91	4.39	(.40)	(1.82)	(2.22)	31.54	15.76	683	.79		.75		1.60
	Year ended 9/30/2005	24.80	.38	4.47	4.85	(.28)	-	(.28)	29.37	19.60	515	.79		.76		1.40
	Year ended 9/30/2004	21.28	.23	3.50	3.73	(.21)	-	(.21)	24.80	17.64	271	.83		.83		.95

Class R-5:	Six months ended 3/31/2009(6)	26.36	.15	(6.77)	(6.62)	(.64)	(1.58)	(2.22)	17.52	(25.40)	1,852	.52	(7)	.50	(7)	1.58	(7)
	Year ended 9/30/2008	36.90	.77	(8.28)	(7.51)	(.76)	(2.27)	(3.03)	26.36	(22.30)	2,462	.49		.46		2.38
	Year ended 9/30/2007	31.79	.56	7.18	7.74	(.57)	(2.06)	(2.63)	36.90	25.77	2,920	.51		.47		1.68
	Year ended 9/30/2006	29.58	.57	3.93	4.50	(.47)	(1.82)	(2.29)	31.79	16.06	1,918	.51		.47		1.88
	Year ended 9/30/2005	24.95	.45	4.50	4.95	(.32)	-	(.32)	29.58	19.97	1,485	.52		.49		1.63
	Year ended 9/30/2004	21.37	.30	3.53	3.83	(.25)	-	(.25)	24.95	17.96	1,016	.53		.52		1.22

	Six months ended March 31,	Year ended September 30
	2009(6)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	19%	42%	30%	32%	30%	19%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended September 30, 2008, this column reflects the impact of corporate action events that resulted in a one-time increase to net investment income. If the corporate action events had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.13 and 0.41%, respectively. The impact to the other share classes would have been similar.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.
(8)Amount less than $.01.
See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008, through March 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2008	Ending account value 3/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$744.88	$3.57	.82%
Class A -- assumed 5% return	1,000.00	1,020.84	4.13	.82
Class B -- actual return	1,000.00	741.77	6.86	1.58
Class B -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class C -- actual return	1,000.00	741.94	6.91	1.59
Class C -- assumed 5% return	1,000.00	1,017.00	8.00	1.59
Class F-1 -- actual return	1,000.00	745.04	3.48	.80
Class F-1 -- assumed 5% return	1,000.00	1,020.94	4.03	.80
Class F-2 -- actual return	1,000.00	745.87	2.26	.52
Class F-2 -- assumed 5% return	1,000.00	1,022.34	2.62	.52
Class 529-A -- actual return	1,000.00	744.64	3.74	.86
Class 529-A -- assumed 5% return	1,000.00	1,020.64	4.33	.86
Class 529-B -- actual return	1,000.00	741.56	7.29	1.68
Class 529-B -- assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class 529-C -- actual return	1,000.00	741.66	7.25	1.67
Class 529-C -- assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class 529-E -- actual return	1,000.00	743.61	5.04	1.16
Class 529-E -- assumed 5% return	1,000.00	1,019.15	5.84	1.16
Class 529-F-1 -- actual return	1,000.00	745.46	2.87	.66
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.64	3.33	.66
Class R-1 -- actual return	1,000.00	741.69	6.86	1.58
Class R-1 -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class R-2 -- actual return	1,000.00	741.57	7.47	1.72
Class R-2 -- assumed 5% return	1,000.00	1,016.36	8.65	1.72
Class R-3 -- actual return	1,000.00	743.80	4.87	1.12
Class R-3 -- assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class R-4 -- actual return	1,000.00	744.68	3.48	.80
Class R-4 -- assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-5 -- actual return	1,000.00	745.98	2.18	.50
Class R-5 -- assumed 5% return	1,000.00	1,022.44	2.52	.50

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 2009. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital and secondary objective of future income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of
the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2009, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
>New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market Fund SM
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-907-0509P

Litho in USA DD/LPT/8092-S16769

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

March 31, 2009
unaudited

Common stocks — 92.80%	Shares	Value (000)

INFORMATION TECHNOLOGY — 22.69%
Microsoft Corp.	48,671,800	$894,101
Cisco Systems, Inc.[1]	38,905,100	652,439
Samsung Electronics Co., Ltd.[2]	1,409,950	586,972
Oracle Corp.[1]	26,878,500	485,694
Google Inc., Class A1	1,344,000	467,793
EMC Corp.[1]	36,125,000	411,825
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	240,254,799	365,967
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,074,974	27,521
Yahoo! Inc.[1]	26,334,000	337,339
ASML Holding NV2	12,408,444	219,332
ASML Holding NV (New York registered)	5,887,111	103,083
SAP AG2	4,621,213	163,876
SAP AG (ADR)	3,775,000	133,220
Apple Inc.[1]	2,530,000	265,954
Texas Instruments Inc.	14,360,000	237,084
Corning Inc.	14,000,000	185,780
International Business Machines Corp.	1,800,000	174,402
Nokia Corp.[2]	10,910,000	127,543
Nokia Corp. (ADR)	2,800,000	32,676
Applied Materials, Inc.	13,200,000	141,900
HTC Corp.[2]	11,390,660	141,066
Murata Manufacturing Co., Ltd.[2]	3,066,500	118,599
Juniper Networks, Inc.[1]	7,067,600	106,438
Hewlett-Packard Co.	3,000,000	96,180
Canon, Inc.[2]	3,160,000	92,209
STMicroelectronics NV2	16,600,000	83,240
Hon Hai Precision Industry Co., Ltd.[2]	30,190,053	68,513
Autodesk, Inc.[1]	3,400,000	57,154
HOYA CORP.[2]	2,105,000	41,683
Agilent Technologies, Inc.[1]	2,250,000	34,582
KLA-Tencor Corp.	1,704,997	34,100
Tyco Electronics Ltd.	778,125	8,590
		6,896,855

HEALTH CARE — 11.55%
Novo Nordisk A/S, Class B2	14,081,750	674,841
Bayer AG, non-registered shares[2]	9,698,000	463,932
Roche Holding AG2	3,368,100	461,651
Novartis AG2	6,043,000	227,706
Johnson & Johnson	3,900,000	205,140
UCB SA2	6,309,931	185,848
Hospira, Inc.[1]	5,677,000	175,192
Baxter International Inc.	2,980,000	152,636
Merck & Co., Inc.	5,680,000	151,940
Smith & Nephew PLC[2]	23,615,330	145,760
Stryker Corp.	4,192,300	142,706
Schering-Plough Corp.	4,550,500	107,164
Sonic Healthcare Ltd.[2]	11,350,000	87,611
C. R. Bard, Inc.	1,000,000	79,720
Pharmaceutical Product Development, Inc.	3,116,100	73,914
St. Jude Medical, Inc.[1]	1,400,000	50,862
Wyeth	1,000,000	43,040
Allergan, Inc.	800,000	38,208
Amgen Inc.[1]	545,000	26,988
Medtronic, Inc.	541,000	15,943
Nobel Biocare Holding AG2	128,852	2,197
		3,512,999

CONSUMER STAPLES — 10.81%
Tesco PLC[2]	62,946,011	300,807
Nestlé SA2	8,715,000	294,507
Coca-Cola Co.	6,500,000	285,675
Anheuser-Busch InBev NV2	9,333,700	257,366
Anheuser-Busch InBev NV1,2	5,006,400	20
Pernod Ricard Co.[2]	3,812,200	212,770
Diageo PLC[2]	18,708,000	210,925
SABMiller PLC[2]	14,120,508	210,231
Beiersdorf AG2	4,415,000	198,250
Unilever NV, depository receipts[2]	9,530,000	188,132
Wal-Mart Stores, Inc.	3,500,000	182,350
British American Tobacco PLC[2]	7,522,000	173,912
Philip Morris International Inc.	4,240,900	150,891
Avon Products, Inc.	6,566,400	126,272
Procter & Gamble Co.	2,600,000	122,434
L’Oréal SA2	1,501,166	103,368
Groupe Danone SA2	2,000,000	97,487
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	1,500,000	71,625
PepsiCo, Inc.	1,275,000	65,637
Wal-Mart de México, SAB de CV, Series V	14,833,992	34,688
		3,287,347

MATERIALS — 8.96%
Barrick Gold Corp.	22,710,000	736,258
Newmont Mining Corp.	13,750,000	615,450
Monsanto Co.	2,455,100	204,019
Gold Fields Ltd.[2]	17,000,000	192,134
Syngenta AG2	902,825	181,198
BHP Billiton Ltd.[2]	6,080,000	135,467
Linde AG2	1,694,900	115,007
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	6,150,000	69,372
Cia. Vale do Rio Doce, ordinary nominative (ADR)	2,000,000	26,600
Rio Tinto PLC[2]	2,813,750	94,076
Impala Platinum Holdings Ltd.[2]	3,320,400	55,988
Akzo Nobel NV2	1,325,000	50,135
Ecolab Inc.	1,400,000	48,622
E.I. du Pont de Nemours and Co.	2,000,000	44,660
First Quantum Minerals Ltd.	1,460,000	41,057
Holcim Ltd.[2]	1,028,571	36,512
Weyerhaeuser Co.	1,300,000	35,841
Nitto Denko Corp.[2]	1,400,000	28,757
Alcoa Inc.	1,836,500	13,480
		2,724,633

ENERGY — 8.03%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	14,457,366	440,516
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	4,000,000	98,000
Petróleo Brasileiro SA – Petrobras, preferred nominative	160,000	1,984
TOTAL SA2	7,433,900	368,163
Reliance Industries Ltd.[2]	6,299,500	188,945
Canadian Natural Resources, Ltd.	4,635,000	179,577
Royal Dutch Shell PLC, Class A (ADR)	2,500,000	110,750
Royal Dutch Shell PLC, Class B2	2,585,998	56,598
Occidental Petroleum Corp.	3,000,000	166,950
OAO Gazprom (ADR)[2]	9,427,500	138,496
Imperial Oil Ltd.	3,300,000	119,724
Saipem SpA, Class S2	6,285,000	111,971
Tenaris SA (ADR)	4,840,218	97,627
Tenaris SA2	255,000	2,577
China National Offshore Oil Corp.[2]	85,000,000	84,281
EnCana Corp.	1,900,000	77,662
Schlumberger Ltd.	1,500,000	60,930
Smith International, Inc.	2,493,000	53,550
Eni SpA[2]	2,500,000	48,065
Chevron Corp.	500,743	33,670
		2,440,036

CONSUMER DISCRETIONARY — 6.66%
Honda Motor Co., Ltd.[2]	20,675,500	494,870
Toyota Motor Corp.[2]	9,890,000	317,312
McDonald’s Corp.	2,700,000	147,339
Esprit Holdings Ltd.[2]	25,767,000	133,024
News Corp., Class A	18,314,918	121,245
H & M Hennes & Mauritz AB, Class B2	2,398,000	89,846
Vivendi SA2	3,000,000	79,155
adidas AG2	2,285,478	76,121
Lagardère Groupe SCA[2]	2,425,000	67,862
Time Warner Inc.	3,336,667	64,398
Suzuki Motor Corp.[2]	3,360,000	56,245
Ford Motor Co.[1]	20,000,000	52,600
Burberry Group PLC[2]	12,875,000	51,531
Amazon.com, Inc.[1]	700,000	51,408
Carnival Corp., units	2,000,000	43,200
Nikon Corp.[2]	3,300,000	37,744
Weight Watchers International, Inc.	1,900,000	35,245
Aristocrat Leisure Ltd.[2]	13,699,500	32,412
Swatch Group Ltd, non-registered shares[2]	146,118	17,581
Swatch Group Ltd[2]	245,770	5,982
Harman International Industries, Inc.	1,510,000	20,430
Industria de Diseño Textil, SA2	487,500	18,935
Cie. Générale des Établissements Michelin, Class B2	275,617	10,190
		2,024,675

INDUSTRIALS — 6.61%
Schneider Electric SA2	3,721,000	246,698
United Technologies Corp.	5,030,000	216,189
United Parcel Service, Inc., Class B	4,257,000	209,530
FANUC LTD[2]	2,250,000	154,259
Finmeccanica SpA[2]	9,832,000	122,151
Ryanair Holdings PLC (ADR)[1]	5,160,803	119,266
Emerson Electric Co.	4,000,000	114,320
Deutsche Post AG2	8,840,600	95,051
First Solar, Inc.[1]	705,000	93,553
Sandvik AB2	13,018,000	74,432
Deere & Co.	2,000,000	65,740
Vestas Wind Systems A/S1,2	1,483,000	65,435
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	63,898
Tyco International Ltd.	3,078,125	60,208
Siemens AG2	979,600	56,019
General Electric Co.	5,000,000	50,550
Michael Page International PLC[2]	15,655,000	41,083
Geberit AG2	445,000	39,863
UAL Corp.[1,3]	8,350,000	37,408
ABB Ltd[2]	2,336,000	32,539
Alstom SA2	620,000	32,052
Bouygues SA2	533,375	19,002
		2,009,246

FINANCIALS — 6.57%
JPMorgan Chase & Co.	12,875,000	342,217
ACE Ltd.	6,165,000	249,066
Allianz SE2	1,830,000	153,945
Macquarie Group Ltd.[2]	6,669,500	126,026
Bank of China Ltd., Class H2	321,265,000	106,571
AXA SA2	8,454,268	102,507
Citigroup Inc.	34,000,000	86,020
American Express Co.	6,000,000	81,780
Banco Santander, SA2	11,905,538	81,741
Groupe Bruxelles Lambert[2]	1,000,000	67,781
Berkshire Hathaway Inc., Class A1	755	65,458
Prudential PLC[2]	12,389,700	59,612
Unibail-Rodamco, non-registered shares[2]	393,700	55,936
Westpac Banking Corp.[2]	4,185,444	55,694
Crédit Agricole SA2	5,000,000	54,948
State Street Corp.	1,425,000	43,862
XL Capital Ltd, Class A	7,127,000	38,913
Bank of Nova Scotia	1,540,000	37,902
BNP Paribas SA2	890,100	36,634
Royal Bank of Scotland Group PLC[1,2]	83,452,000	29,645
ING Groep NV, depository receipts[2]	4,669,419	26,044
HSBC Holdings PLC (United Kingdom)[2]	3,504,769	19,811
Société Générale[2]	476,829	18,697
Erste Bank der oesterreichischen Sparkassen AG2	1,022,665	17,466
Bank of America Corp.	2,500,000	17,050
QBE Insurance Group Ltd.[2]	809,331	10,878
Mitsubishi UFJ Financial Group, Inc.[2]	2,000,000	9,829
		1,996,033

TELECOMMUNICATION SERVICES — 4.19%
Koninklijke KPN NV2	30,834,850	411,774
Telefónica, SA2	16,979,500	338,630
América Móvil, SAB de CV, Series L (ADR)	8,327,900	225,519
América Móvil, SAB de CV, Series L	32,750,000	44,672
Vodafone Group PLC[2]	51,148,749	89,223
AT&T Inc.	3,138,720	79,096
Singapore Telecommunications Ltd.[2]	36,335,520	60,466
Telecom Italia SpA, nonvoting[2]	24,943,500	25,397
		1,274,777

UTILITIES — 2.28%
GDF Suez[2]	9,163,357	314,606
E.ON AG2	4,750,000	132,028
CLP Holdings Ltd.[2]	16,336,000	112,255
RWE AG2	800,000	56,164
Veolia Environnement[2]	1,870,000	38,913
SUEZ Environnement Co.[1,2]	2,600,684	38,203
		692,169

MISCELLANEOUS — 4.45%
Other common stocks in initial period of acquisition		1,353,415

Total common stocks (cost: $33,743,973,000)		28,212,185

Preferred stocks — 0.10%

FINANCIALS — 0.10%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	34,890,000	28,277
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	2,000,000	1,578
		29,855

Total preferred stocks (cost: $34,540,000)		29,855

Rights — 0.01%

MISCELLANEOUS — 0.01%
Other rights in initial period of acquisition		2,950

Total rights (cost: $0)		2,950

	Principal amount
Bonds & notes — 0.50%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.24%
Brazilian Treasury Bill 0% 2010	BRL 41,000	15,827
Brazil (Federal Republic of) 10.00% 2012[2]	100,000	42,461
Brazil (Federal Republic of) 10.00% 2014[2]	37,000	14,995
		73,283

CONSUMER DISCRETIONARY — 0.15%
DaimlerChrysler North America Holding Corp. 4.875% 2010	2,500	2,429
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,085	5,754
DaimlerChrysler North America Holding Corp. 7.75% 2011	4,100	4,045
DaimlerChrysler North America Holding Corp. 7.30% 2012	8,894	8,530
DaimlerChrysler North America Holding Corp. 6.50% 2013	27,627	25,055
		45,813

ENERGY — 0.07%
Gaz Capital SA 8.146% 2018	4,100	3,382
Gaz Capital SA, Series 9, 6.51% 2022	2,635	1,707
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	6,555	5,834
Gaz Capital SA 7.288% 2037	13,440	8,736
		19,659

CONSUMER STAPLES — 0.04%
British American Tobacco International Finance PLC 9.50% 2018[4]	10,495	11,943

Total bonds & notes (cost: $141,164,000)		150,698

Short-term securities — 6.43%

Freddie Mac 0.20%–1.35% due 4/1–10/13/2009	466,050	465,570
Fannie Mae 0.308%–2.20% due 4/1–8/24/2009	369,800	369,476
U.S. Treasury Bills 0.325%–0.67% due 6/4–11/19/2009	245,380	245,116
Federal Home Loan Bank 0.32%–1.20% due 4/8–10/19/2009	228,900	228,660
Denmark (Kingdom of) 0.77%–0.94% due 4/7–4/30/2009	100,000	99,973
Bank of America Corp., FDIC insured, 0.40% due 4/24/2009	100,000	99,965
Canada Bills 0.50% due 7/10/2009	73,170	73,111
Caisse d’Amortissement de la Dette Sociale 0.55%–0.76% due 4/6–5/20/2009	71,200	71,161
Unilever Capital Corp. 0.50%–0.80% due 4/13–4/29/2009[4]	57,800	57,777
Kfw 0.43% due 5/19/2009[4]	54,000	53,969
Nestlé Capital Corp. 0.45% due 6/17/2009[4]	50,000	49,971
Jupiter Securitization Co., LLC 0.40% due 4/17/2009[4]	49,000	48,991
General Electric Capital Corp., FDIC insured, 0.55% due 6/15/2009	30,000	29,983
International Bank for Reconstruction and Development 0.25% due 4/14/2009	25,000	24,995
British Columbia (Province of) 0.27% due 6/26/2009	18,600	18,588
BNP Paribas Finance Inc. 0.44% due 4/17/2009	11,600	11,598
Danske Corp. 0.68% due 4/15/2009[4]	2,700	2,699
DaimlerChrysler North America Holding Corp. 7.20% due 9/1/2009	2,000	2,009
Lloyds Bank PLC 1.07% due 4/9/2009	1,300	1,300

Total short-term securities (cost: $1,954,306,000)		1,954,912

Total investment securities (cost: $35,873,983,000)		30,350,600
Other assets less liabilities		49,818

Net assets		$30,400,418

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $14,308,974,000, which represented 47.07% of the net assets of the fund.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $255,205,000, which represented .84% of the net assets of the fund.
5Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-907-0509O-S15787

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: June 8, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: June 8, 2009